17. Borrowings and financing (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings And Financing Tables Abstract
Debt breakdown
	Weighted average rate	2018	2017

Debentures and Certificate of Agribusiness Receivables (note 17.4)	101.22% of CDI (i)	4,146	3,015
		4,146	3,015

Borrowings and financing
Local currency
BNDES	3.91% per year	37	45
Working capital (note 17.10)	94.94% of CDI (i)	238	285
Working capital	TR (ii) + 9.80 % per year	112	125
Finance lease (note 22)		152	195
Swap contracts (note 17.7)	101.44% of CDI (i)	(11)	(19)
Borrowing costs		(3)	(4)
		525	627
Foreign currency (note 17.5)
Working capital	USD + 3.26% per year	843	664
Working capital		-	200
Swap contracts (note 17.7)	102.59% of CDI (i)	(76)	55
Borrowing costs		-	(1)
		767	918
Total		5,438	4,560

Current assets		43	-
Noncurrent assets		44	28
Current liabilities		2,016	1,251
Noncurrent liabilities		3,509	3,337

(i)   CDI: Certificate of Interbank Deposit

(ii)  TR: Referential rate

Changes in borrowings
At December 31, 2016	5,869
Additions - working capital	7,789
Additions - finance lease	41
Accrued interest	748
Accrued swap	114
Mark-to-market	12
Monetary and exchange rate changes	22
Borrowing costs	9
Interest paid	(1,131)
Payments	(8,336)
Swap paid	(318)
Liabilities related to assets held for sale (note 32)	(259)
At December 31, 2017	4,560
Additions - working capital (note 17.10)	9,139
Accrued interest	619
Accrued swap	(126)
Mark-to-market	12
Monetary and exchange rate changes	184
Borrowing costs	13
Interest paid	(758)
Payments	(7,980)
Swap paid	(9)
Liabilities related to assets held for sale (note 32)	(216)
At December 31, 2018	5,438

Maturity schedule of borrowings and financing
Year

From 1 to 2 years	1,306
From 2 to 3 years	1,559
From 3 to 4 years	528
From 4 to 5 years	24
After 5 years	52
Subtotal	3,469

Borrowing costs	(4)
Total	3,465

Debentures, Promissory Note and Certificate of Agribusiness Receivables
				Date
	Type	Issue Amount	Outstanding debentures (units)	Issue	Maturity	Financial charges	Unit price (in reais)	2018	2017

12th Issue of Debentures – CBD	No preference	900	-	09/17/14	09/12/19	107.00% of CDI	-	-	921
13th Issue of Debentures – CBD and CRA	No preference	1,012	1,012,500	12/20/16	12/20/19	97.50% of CDI	1,001	1,014	1,014
14th Issue of Debentures – CBD and CRA	No preference	1,080	1,080,000	04/17/17	04/13/20	96.00% of CDI	1,013	1,094	1,096
15th Issue of Debentures – CBD	No preference	800	800,000	01/17/18	01/15/21	104.75% of CDI	1,030	824	-
16th Issue of Debentures – CBD (1st tranche)	No preference	700	700,000	09/11/18	09/10/21	106% of CDI	1,020	714	-
16th Issue of Debentures – CBD (2nd tranche)	No preference	500	500,000	09/11/18	09/12/22	107.4% of CDI	1,020	510	-
Borrowing costs								(10)	(16)
Total								4,146	3,015

Current liabilities								1,068	481
Noncurrent liabilities								3,078	2,534